Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net earnings		$ 669,126	$ 754,885	[1]
Items that will not be reclassified to net earnings
Gain (loss) on LTIs	[2],[3]	21,052	(14,000)
Income tax recovery (expense) related to LTIs		(6,513)	(2,314)
Total other comprehensive income (loss)	[4]	14,539	(16,314)
Total comprehensive income		$ 683,665	$ 738,571

[1]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.
[2]	Fair Value Gains (Losses) are reflected as a component of OCI.
[3]	LTIs = long-term investments – common shares held.
[4]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.